INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
The intangible assets rollforward is set forth below:

The intangible assets rollforward is set forth below:

	Average rate (1)	12.31.20	Additions	Disposals	Business combination (note 1.2)	Transfers	Exchange rate variation	12.31.21
Cost
Goodwill		2,935,577	-	(6,145)	468,604	-	27,147	3,425,183
Trademarks		1,327,738	-	-	474,874	-	(69,277)	1,733,335
Non-compete agreement		107,162	1,369	(3,182)	2,246	-	2,613	110,208
Outgrowers relationship		5,328	197	(785)	-	-	-	4,740
Patents		6,205	-	(3,723)	-	1,038	(2)	3,518
Customer relationship		1,067,713	-	-	124,569	-	(72,748)	1,119,534
Software		657,255	5,220	(64,045)	1,828	172,107	(1,966)	770,399
Intangible in progress		46,054	178,059	-	-	(125,275)	(122)	98,716
		6,153,032	184,845	(77,880)	1,072,121	47,870	(114,355)	7,265,633

Amortization
Non-compete agreement	49.02%	(97,408)	(10,086)	3,182	-	-	(2,437)	(106,749)
Outgrowers relationship	22.16%	(4,695)	(505)	775	-	-	-	(4,425)
Patents	10.00%	(5,999)	(42)	3,723	-	(614)	4	(2,928)
Customer relationship	7.91%	(375,131)	(84,010)	-	-	-	21,367	(437,774)
Software	39.50%	(449,697)	(180,026)	63,920	-	3,639	(1,779)	(563,943)
		(932,930)	(274,669)	71,600	-	3,025	17,155	(1,115,819)
		5,220,102	(89,824)	(6,280)	1,072,121	50,895	(97,200)	6,149,814
(1)	Weighted average annual rate.

	Average rate (1)	12.31.19	Additions	Disposals	Transfers	Exchange rate variation	12.31.20
Cost
Goodwill		2,713,602	-	-	(6,970)	228,945	2,935,577
Trademarks		1,322,262	-	-	-	5,476	1,327,738
Non-compete agreement		99,229	413	(379)	-	7,899	107,162
Outgrowers relationship		14,604	-	(9,276)	-	-	5,328
Patents		6,305	-	(115)	-	15	6,205
Customer relationship		892,758	-	-	-	174,955	1,067,713
Software		523,615	73,423	(45,851)	97,117	8,951	657,255
Intangible in progress		12,151	95,111	-	(61,434)	226	46,054
		5,584,526	168,947	(55,621)	28,713	426,467	6,153,032

Amortization
Non-compete agreement	23.41%	(74,190)	(18,784)	379	-	(4,813)	(97,408)
Outgrowers relationship	12.75%	(12,744)	(1,030)	9,079	-	-	(4,695)
Patents	10.00%	(5,626)	(476)	115	-	(12)	(5,999)
Customer relationship	7.35%	(242,263)	(79,969)	-	-	(52,899)	(375,131)
Software	34.22%	(341,624)	(153,288)	43,718	9,562	(8,065)	(449,697)
		(676,447)	(253,547)	53,291	9,562	(65,789)	(932,930)
		4,908,079	(84,600)	(2,330)	38,275	360,678	5,220,102
(1)	Weighted average annual rate.

Schedule of pre tax rates

The discount rate used by Management to prepare discounted cash flows varied from 9.14% p.a. to 11.60% p.a. according to the CGU. The assumptions presented in the table below were also adopted:

	2022	2023	2024	2025	2026
Inflation Brazil	4.13%	3.12%	3.12%	2.99%	3.06%
Inflation - United States	2.40%	2.17%	2.01%	2.01%	2.05%
Exchange rate - BRL / USD	5.45	5.45	5.45	5.45	5.45

Schedule of variations in the EBIT margin and WACC

In addition to the analysis mentioned above, Management prepared a deterministic sensitivity analysis considering the variations in the Earnings Before Interest and Tax (“EBIT”) margin and in the nominal discount rate as shown below:

		Variations
Apreciation (devaluation)	1.0%	0.0%	(1.0%)
BRAZIL CGU
Discount rate	12.60%	11.60%	10.60%
Ebit Margin	7.85%	6.85%	5.85%

INTERNATIONAL CGU´s
Discount rate	10.62%	9.62%	8.62%
Ebit Margin	8.40%	7.40%	6.40%